PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	2 to 50+
Land improvements	15
Furniture, fixtures and equipment	1 to 20
The following table presents the change to the components of the partnership’s hospitality assets for the six months ended June 30, 2023 and for the year ended December 31, 2022:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Cost:
Balance at the beginning of period	$9,050	$5,723
Additions	211	203
Disposals	(165)	(47)
Foreign currency translation	122	(363)
Manager Reorganization(1)	—	3,298
Acquisition of Foreign Investments(1)	945	—
Impact of deconsolidation due to loss of control and other(2)	(9)	236
	10,154	9,050
Accumulated fair value changes:
Balance at the beginning of period	1,376	763
Revaluation (losses) gains, net	—	727
Impact of deconsolidation due to loss of control and other(2)	(5)	29
Disposals	(38)	(1)
Provision for impairment	—	(93)
Foreign currency translation	35	(49)
	1,368	1,376
Accumulated depreciation:
Balance at the beginning of period	(1,025)	(863)
Depreciation	(203)	(279)
Disposals	36	44
Foreign currency translation	(31)	76
Impact of deconsolidation due to loss of control and other(2)	5	(3)
	(1,218)	(1,025)
Total property, plant and equipment(3)	$10,304	$9,401
(1)See Note 28, Related Parties for further information on the Manager Reorganization and Acquisition of Foreign Investments.
(2)The prior year reflects the reclassification of a mixed-use asset out of assets held for sale, and the reclassification of a student housing asset to held for sale.
(3)Includes right-of-use assets of $431 million (December 31, 2022 - $393 million)